OTHER INCOME, NET - Schedule Of Other Nonoperating Income Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
OTHER INCOME, NET
Income from licensed patents	¥ 295,966		¥ 50,581
Change in fair value of financial liabilities	34,978	$ 4,792	(793)	¥ 0
Fair value gains from short term investments	22,289		1,125
Donations	(17,926)		(25,791)	(6,824)
Disposal of Jiangsu Jinko-Tiansheng Co., Ltd. ("Tiansheng")	0			12,474
Disposal of solar power project in Argentina	0			1,758
Others	(27,282)		219	(5,837)
Total	¥ 308,025		¥ 26,134	¥ 1,571